Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	¥ 11,263	$ 1,553	¥ 251
Jia Li [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	2,701	372	228
Bingyi Zhao [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	22	3	23
Hangzhou Youyue [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	6	1
Nanmu [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	¥ 8,534	$ 1,177